Summary of Significant Accounting Policies - Revenue Recognition and Concentrations of Credit Risk - Additional Information (Detail) $ in Thousands				3 Months Ended								12 Months Ended
	Sep. 30, 2019 USD ($) Customer	Oct. 01, 2018 USD ($)	Dec. 31, 2017	Sep. 30, 2019 USD ($) Customer	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($) Customer	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2019 USD ($) Customer	Sep. 30, 2018 USD ($) Customer	Sep. 30, 2017 USD ($)	Oct. 01, 2019 USD ($)
Concentration Risk [Line Items]
Number of customers with an account receivable balance of more than 10% of total accounts receivable | Customer	1			1				1				1	1
Allowance for doubtful accounts	$ 36,121	$ 21,211		$ 36,121				$ 21,211				$ 36,121	$ 21,211
Total assets	5,292,826			5,292,826				5,347,815				5,292,826	5,347,815
Total liabilities	1,750,360			1,750,360				1,855,773				1,750,360	1,855,773
Retained earnings	$ 5,012,799			5,012,799				4,673,901				5,012,799	4,673,901
Revenue				$ 1,030,253	$ 1,024,704	$ 1,019,657	$ 1,012,055	$ 1,002,588	$ 1,002,198	$ 992,340	$ 977,711	4,086,669	3,974,837	$ 3,867,155
Cost of revenue												$ 2,653,172	$ 2,595,276	$ 2,507,656
US federal [Member]
Concentration Risk [Line Items]
US federal corporate tax rate	21.00%		35.00%
Accounts Receivable [Member] | Customer [Member]
Concentration Risk [Line Items]
Aggregate account receivable of more than 10% of total accounts receivable												16.00%	19.00%
Accounting Standards Update 2016-16 [Member]
Concentration Risk [Line Items]
Decrease in retained earnings		3,860
Accounting Standards Update 2014-09 [Member]
Concentration Risk [Line Items]
Retained earnings		4,688,195
Accounting Standards Update 2014-09 [Member] | Adjustments due to ASC 606 [Member]
Concentration Risk [Line Items]
Retained earnings		$ 14,294
Revenue												$ 26,096
Cost of revenue												$ (11,051)
Accounting Standards Update 2016-02 [Member] | Scenario, Adjustment [Member] | Minimum [Member]
Concentration Risk [Line Items]
Total assets															$ 260,000
Total liabilities															260,000
Accounting Standards Update 2016-02 [Member] | Scenario, Adjustment [Member] | Maximum [Member]
Concentration Risk [Line Items]
Total assets															310,000
Total liabilities															$ 310,000